Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 2013 Equity Incentive Plan [Member]	Jan. 31, 2014 Subsequent Event [Member] 2013 Equity Incentive Plan [Member]	Dec. 31, 2013 Scientific Advisory Board Members [Member]	Dec. 31, 2012 Scientific Advisory Board Members [Member]	Dec. 31, 2013 Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance					2,850,000	800,000
Incentive stock options (ISOs), Vesting Period			2 years	3 years
Options, maximum term	10 years
Weighted-average grant date fair value for awards granted	$ 3.26
Total intrinsic value of the options exercised	$ 580,623
Total fair value of shares vested	278,000	332,000
Options granted	247,600						19,000	19,500
Options granted, exercise price	$ 3.2600						$ 3.26	$ 2.84
Options, vesting term							Vest ratably over a period of 12 to 24 months
Unrecognized share-based compensation expense related to employee stock option awards	$ 467,329
Unrecognized share-based compensation expense, weighted-average recognition period									1 year 6 months